Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Summary of Significant Accounting Policies [Line Items]
Short-term investments	$ 18,621,251	$ 9,768,835
Interest income	678,411	117,213	$ 107,510
Allowance for doubtful accounts	81,734	125,448	114,486
Capitalization for lease	10,000
Warranty costs
Research and development expenses	$ 1,497,325	$ 1,542,894	$ 1,892,532
VAT rates	13.00%	13.00%	13.00%
VAT tax refunds	$ 807,551	$ 1,083,136	$ 1,061,843
Employee benefit expenses	$ 520,511	$ 449,954	$ 626,534
Wheelchairs [Member]
Summary of Significant Accounting Policies [Line Items]
Warranty term	10 years
Other Parts of Wheelchairs [Member]
Summary of Significant Accounting Policies [Line Items]
Warranty term	1 year
Wear Items [Member]
Summary of Significant Accounting Policies [Line Items]
Warranty term	6 months
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Investments rate	1.60%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Investments rate	6.00%